Financial liabilities - Additional Information (Details) - EUR (€) € in Thousands			1 Months Ended	12 Months Ended
	Aug. 30, 2019	Jul. 03, 2017	Jul. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [Line Items]
Proceeds from borrowings				€ 0	€ 0	€ 0
Financial liabilities				30,995	€ 39,893	€ 42,251	€ 44,251
Write-off of a right-of-use asset				500
Write-off of a lease liability				€ 700
Loan agreement with Société Générale
Disclosure of financial liabilities [Line Items]
Loan agreement, collateral		€ 15,200
Proceeds from borrowings	€ 13,900
Borrowings, maturity period	12 years
Financial liabilities								€ 14,826	€ 14,826
Security interest on pledge of financial instruments will be released in 2024		4,200
Security interest on pledge of financial instruments will be released in 2027		5,000
Security interest on pledge of financial instruments will be released in 2031		€ 6,000
Security interest on pledge of financial instruments released			€ 4,200
Loan agreement with Société Générale | Fixed interest rate
Disclosure of financial liabilities [Line Items]
Borrowings, interest rate				2.01%